Research and Development, Marketing - Business Development and General and Administrative Expenses - Personnel costs and headcount (Details) € in Thousands		12 Months Ended
	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 EUR (€) employee	Dec. 31, 2021 EUR (€) employee	Dec. 31, 2020 EUR (€) employee
Expenses by nature to their function
Number of employees | employee		113	105	94
Wages, salaries and similar costs		€ (9,814)	€ (8,097)	€ (6,442)
Payroll taxes		(3,069)	(3,010)	(3,098)
Provisions for retirement benefit obligations		(231)	(216)	(202)
Share-based compensation expense		(2,218)	(2,089)	(938)
Total personnel costs		€ (15,332)	(13,413)	(10,680)
Reversal of share-based compensation expense	€ 800
Inventiva S.A
Expenses by nature to their function
Number of employees | employee		105
Inventiva Inc.
Expenses by nature to their function
Number of employees | employee		8
Research and development expenses
Expenses by nature to their function
Wages, salaries and similar costs		€ (7,382)	(6,031)	(4,590)
Payroll taxes		(2,213)	(2,173)	(2,180)
Provisions for retirement benefit obligations		(157)	(148)	(141)
Share-based compensation expense		(1,397)	(1,293)	(607)
Total personnel costs		(11,149)	(9,645)	(7,518)
Marketing - business development expenses
Expenses by nature to their function
Wages, salaries and similar costs		(190)	(199)	(183)
Payroll taxes		(16)	0	8
Provisions for retirement benefit obligations			0	0
Share-based compensation expense		(13)	(13)	(22)
Total personnel costs		(219)	(213)	(197)
General and administrative expenses
Expenses by nature to their function
Wages, salaries and similar costs		(2,242)	(1,867)	(1,669)
Payroll taxes		(841)	(838)	(926)
Provisions for retirement benefit obligations		(73)	(68)	(60)
Share-based compensation expense		(808)	(783)	(309)
Total personnel costs		€ (3,964)	€ (3,556)	€ (2,964)